Property, Software and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Software and Equipment, Net [Abstract]
Schedule of Property, Software and Equipment, Net

Property, software and equipment, net, consisted of the following:

	As of December 31,
	2024	2025
Cost
Computer software (i)	$31,534	$32,812
Electronic equipment	13,209	14,061
Vehicles	828	827
Building	691	721
Office equipment and furniture	185	210
Leasehold improvements	22	120
Total	46,469	48,751
Less: accumulated depreciation	(18,805)	(24,556)
Software and equipment, net	$27,664	$24,195

(i)	In 2022, a hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets, and certain components of the platform have not yet reached feasibility and remain under development as of December 31, 2025. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto eInsurance service and auto service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.